UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08238

MORGAN STANLEY INDIA INVESTMENT FUND, INC.
(Exact name of registrant as specified in charter)

522 FIFTH AVENUE NEW YORK, NY		10036
(Address of principal executive offices)		(Zip code)

RANDY TAKIAN 522 FIFTH AVENUE NEW YORK, NY, 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-231-2608

Date of fiscal year end:	12/31

Date of reporting period:	9/30/08

Item 1. Schedule of Investments.

The Fund’s schedule of investment as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments

Morgan Stanley India Investment Fund, Inc.

	Shares	Value (000)
Common Stocks (94.6%) (Unless Otherwise Noted)
Auto Components (0.3%)
Apollo Tyres Ltd.	18,750	$15
Balkrishna Industries Ltd.	158,762	1,154
Patheja Forgings & Auto Parts Manufacturers Ltd. (a)(b)(c)	450,000	—
		1,169
Automobiles (2.4%)
Hero Honda Motors Ltd.	1,185	22
Maruti Suzuki India Ltd.	639,700	9,601
		9,623
Chemicals (2.6%)
Gujarat Fluorochemicals	562,266	1,844
ICI India Ltd.	25,000	259
United Phosphorus Ltd.	1,279,316	8,507
		10,610
Commercial Banks (16.2%)
Axis Bank Ltd.	827,900	13,032
Bank of India	1,042,600	6,479
HDFC Bank Ltd.	1,024,969	27,493
ICICI Bank Ltd.	596,400	7,012
State Bank of India Ltd.	381,664	12,367
		66,383
Construction & Engineering (3.9%)
Larsen & Toubro Ltd.	242,900	12,880
Madhucon Projects Ltd.	804,045	3,037
		15,917
Construction Materials (1.0%)
India Cements Ltd.	1,469,184	3,953

Containers & Packaging (1.5%)
Ess Dee Aluminum Ltd. (a)(b)	1,085,519	6,285

Diversified Financial Services (0.5%)
Infrastructure Development Finance Co., Ltd.	1,316,400	2,064

Electric Utilities (0.5%)
GVK Power & Infrastructure Ltd. (c)	3,746,300	2,174

Electrical Equipment (8.9%)
ABB Ltd.	593,179	10,153
Bharat Heavy Electricals Ltd.	630,828	21,793
Jyoti Structures Ltd.	2,249,488	4,360
		36,306
Energy Equipment & Services (1.5%)
Aban Offshore Ltd.	140,035	6,176

Food Products (4.6%)
Bajaj Hindusthan Ltd.	1,305,600	2,895
Balrampur Chini Mills (c)	2,655,100	4,666
Nestle India Ltd.	313,784	11,360
		18,921
Household Products (4.7%)
Hindustan Unilever Ltd.	3,505,600	19,007

Information Technology Services (9.6%)
Infosys Technologies Ltd.	1,093,500	33,038
Tata Consultancy Services Ltd.	437,200	6,282
		39,320
Machinery (1.5%)
Praj Industries Ltd.	2,308,700	6,245

Media (3.5%)
Deccan Chronicle Holdings Ltd.	4,414,230	7,973
New Delhi Television Ltd.	464,937	2,248
Television Eighteen India Ltd. (b)	946,936	4,071
		14,292
Metals & Mining (4.2%)
Jindal Steel & Power Ltd.	173,903	4,807
Tata Steel Ltd. (b)	293,600	2,723
Welspun-Gujarat Stahl Ltd.	1,902,500	9,830
		17,360
Oil & Gas Refining & Marketing (1.1%)
Cairn India Ltd. (c)	964,700	4,388

Oil, Gas & Consumable Fuels (8.4%)
Reliance Industries Ltd.	807,600	34,125

Pharmaceuticals (2.9%)
Glenmark Pharmaceuticals Ltd.	1,080,873	11,346
Ranbaxy Laboratories Ltd.	128,365	687
		12,033
Real Estate (0.3%)
Housing Development & Infrastructure Ltd.	292,114	1,096

Real Estate Management & Development (0.9%)
Phoenix Mills Ltd.	1,112,831	3,543

Software (2.6%)
Geodesic Ltd.	3,372,481	10,693

Thrifts & Mortgage Finance (5.6%)
Housing Development Finance Corp.	487,700	22,769

Wireless Telecommunication Services (5.4%)
Bharti Airtel Ltd. (c)	1,298,700	22,086
Total Common Stocks (Cost $442,620)		386,538

Short-Term Investment (0.4%)
Investment Company (0.4%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (Cost $1,670) (d)	1,670,260	1,670
Total Investments (95.0%) (Cost $444,290) +(e)		388,208
Other Assets in Excess of Liabilities (5.0%)		20,363
Net Assets (100%)		$408,571

(a)	Security has been deemed illiquid at September 30, 2008
(b)	Securities were valued at fair value — At September 30, 2008, the Fund held approximately $13,079,000 of fair valued securities, representing 3.2% of net assets.
(c)	Non-income producing security.

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

Morgan Stanley India Investment Fund, Inc.

(d)

The Fund invests in the Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended September 30, 2008, advisory fees paid were reduced by approximately $10,000 relating to the Fund’s investment in the Liquidity Fund. For the same period, income distributions earned by the Fund are recorded as dividends from affiliates and totaled approximately $285,000. For the period ended September 30, 2008, the approximate cost of purchases and sales in the Liquidity Fund were $240,275,000 and  $418,100,000, respectively.

(e)

The approximate market value and percentage of total investments, $373,459,000 and 96.3%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments.

+

At September 30, 2008, the U.S. Federal income tax cost basis of investments was approximately $444,290,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $56,082,000 of which $53,012,000 related to appreciated securities and $109,094,000 related to depreciated securities.

Notes to Portfolio of Investments (unaudited)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), effective January 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical investments
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities (000)	Other Financial Instruments* (000)
Level 1 - Quoted Prices	$1,670	$—
Level 2 - Other Significant Observable Inputs	386,538	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$388,208	$—

*Other financial instruments include futures, forwards and swap contracts.

At September 30, 2008 there were no Level 3 Portfolio investments for which significant unobservable inputs were used to determine fair value.

Security Valuation — Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors (the “Directors”), although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (“NYSE”). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

Item 2. Controls and Procedures.

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley India Investment Fund, Inc.
By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	November 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	November 18, 2008

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	November 18, 2008